Stock-Based Compensation (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Stock-Based Compensation
Shares of GCI	5,000		5,000
Expiration Period			5 years
RSU's granted					96	160
Granted					$ 57.07	$ 86.62
Stock-based compensation expense	$ 2	$ 4	$ 9	$ 11	$ 13	$ 19
Minimum
Stock-Based Compensation
Vesting period			1 year		1 year
Maximum
Stock-Based Compensation
Vesting period			5 years		5 years